Schedule of Revenue (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended
	May 06, 2026	Jun. 30, 2026	Jun. 30, 2025	May 06, 2026	Jun. 30, 2025
Disaggregation of Revenue [Line Items]
Total revenue	$ 19,206	$ 39,077	$ 65,180	$ 78,075	$ 127,571
Public Sector [Member] | Construction [Member]
Disaggregation of Revenue [Line Items]
Total revenue	16,195	21,439	46,345	64,003	94,717
Public Sector [Member] | Health Care [Member]
Disaggregation of Revenue [Line Items]
Total revenue
Public Sector [Member] | Technology Service [Member]
Disaggregation of Revenue [Line Items]
Total revenue		788
Private Sector [Member] | Construction [Member]
Disaggregation of Revenue [Line Items]
Total revenue	3,011	14,535	18,835	14,072	32,854
Private Sector [Member] | Health Care [Member]
Disaggregation of Revenue [Line Items]
Total revenue		1,173
Private Sector [Member] | Technology Service [Member]
Disaggregation of Revenue [Line Items]
Total revenue		$ 1,142